Earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (Numerator):
Net income for basic and diluted EPS	$ 1,800	$ 1,863	$ 1,653	$ 1,623	$ 1,294	$ 1,244	$ 1,547	$ 1,073	$ 6,939	$ 5,158	$ 5,081
Shares (Denominator):
Weighted-average shares for basic EPS									758	759	753
Effect of dilutive securities (in shares)									8	11	12
Weighted-average shares for diluted EPS									766	770	765
Basic EPS (in usd per share)	$ 2.39	$ 2.46	$ 2.18	$ 2.13	$ 1.70	$ 1.63	$ 2.04	$ 1.42	$ 9.15	$ 6.80	$ 6.75
Diluted EPS (in usd per share)	$ 2.37	$ 2.44	$ 2.15	$ 2.11	$ 1.68	$ 1.61	$ 2.01	$ 1.40	$ 9.06	$ 6.70	$ 6.64